COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	As of December 31, 2017, future minimum lease commitments under these operating lease agreements are as follows:
Year	Amount
2018	479
2019	479
2020	479
Total	$1,437